Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
PGIM Core Ultra Short Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
Account Value	$ 12,229.69	$ 11,598.29	$ 10,993.24	$ 10,756.19	$ 10,742.43	$ 10,672.85	$ 10,425.23	$ 10,203.52	$ 10,084.13	$ 10,020.88	$ 10,000.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,256.355433722792	11,028.327075959936	10,801.730928597552	11,787.091692182048	12,147.548362700625	11,599.983631891548	10,579.621691866185	10,346.697220503431	10,129.052388237467	9,983.9899336285325	10,000
ICE US 1-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US 1-Month Treasury Bill Index
Account Value	$ 11,865.517491686029	11,282.06481926858	10,735.370787095682	10,548.739845163165	10,544.516231218624	10,511.783223017526	10,302.12038620225	10,111.397818244734	10,025.671653634176	10,002.177800942263	10,000
Bloomberg 1-3 Month US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month US Treasury Bill Index
Account Value	$ 11,941.929441127617	$ 11,346.133832860913	$ 10,781.0386096344	$ 10,583.827661568615	$ 10,580.185243004569	$ 10,535.435529204115	$ 10,315.849724223548	$ 10,121.760849215447	$ 10,032.781767099134	$ 10,002.6017275433	$ 10,000